Merk Currency Enhanced U.S. Equity Fund
RISK/RETURN
Investment Objective
The Merk Currency Enhanced U.S. Equity Fund (the “Fund”) seeks to generate total return that exceeds that of the S&P 500 Index, by investing in securities and instruments that create exposure to U.S. equities and currencies.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Merk Currency Enhanced U.S. Equity Fund	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none	none
Redemption Fee (as a percentage of amount redeemed, if applicable	none	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Merk Currency Enhanced U.S. Equity Fund		Investor Shares	Institutional Shares
Management Fees		0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.33%	0.33%
Total Annual Fund Operating Expenses		1.38%	1.13%
Acquired Fund Fees and Expenses	[2]	0.08%	0.08%
[1]	The Adviser is contractually obligated to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fee, Acquired Fund Fees and Expenses ("AFFE"), taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside of the typical day-to-day operations of the Fund.
[2]	Based on estimated amounts for the current fiscal year. AFFE are fees and expenses the Fund incurs when investing in other funds.

Example.
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investor Shares
Expense Example Merk Currency Enhanced U.S. Equity Fund (USD $)	1 Year	3 Years
Investor Shares	140	437
Institutional Shares	115	359

Institutional Shares
Portfolio Turnover.
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to exceed the total return of the S&P 500 Index (“S&P 500”) by managing the currency exposure associated with investments in U.S. equities and financial instruments that provide exposure to the S&P 500.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies  and financial instruments that provide exposure to U.S. equities and currencies.  The Fund intends to obtain investment exposure to the S&P 500 equivalent to the value of its net assets by investing in exchange traded funds (“ETFs”), other investment companies, securities of companies included in the S&P 500 and S&P 500 derivatives. Because the Fund invests in currency derivatives, the Fund can invest in currencies, while concurrently obtaining investment exposure to the S&P 500 equivalent to the value of its net assets.

To gain exposure to the S&P 500, the Fund typically will invest principally in index-based ETFs and other investment companies that track the S&P 500.  The Fund also may seek exposure to the S&P 500 by investing directly in the common stocks of companies listed on the S&P 500 or indirectly in options, futures, options on futures and swaps.  The performance of these equities and financial instruments in which the Fund will invest is expected to correlate closely to the performance of the S&P 500.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund intends to remain invested in ETFs, other investment companies, S&P 500 common stocks, and S&P 500 derivatives, even when the S&P 500 is declining.

To achieve returns that exceed the S&P 500, the Adviser will seek to actively manage the currency exposure associated with the broad U.S. equities markets by seeking exposure to the currencies of countries that, in the Adviser’s opinion, have liquid currency markets.  The Fund may, but generally will not, take delivery of foreign currencies and sell actual foreign currencies. Rather, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps and cross currency swaps. The assets that will be used to settle the Fund’s investments in currency derivatives will be invested in common stocks and financial instruments that provide exposure to the S&P 500.

The Adviser will make currency exposure allocations based on quantitative analysis and qualitative analysis.

Quantitative Analysis.  The Adviser may consider quantitative factors to determine portfolio allocations.  Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency and economic data.  Fundamental considerations may include a country’s gross domestic product or the central bank’s benchmark interest rate.  Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall currency risk to the portfolio.  This process is referred to as “risk overlay.”

Qualitative Analysis.  Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency.  This process is referred to as “macro overlay.”

The Adviser integrates the quantitative and qualitative analyses by:

•	Determining currency allocations based on quantitative factors;

•	Balancing currency allocations based on a “risk overlay,” and

•	Utilizing a “macro overlay” to adjust currency allocations based on qualitative factors.

Principal Investment Risks
General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.  The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk.  Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk.  Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Enhanced Correlation Risk. Because the Fund invests in ETFs based on the S&P 500, equities of companies in the S&P 500 and financial instruments that provide exposure to the S&P 500, the Fund’s performance generally may move in the same direction as the S&P 500.  However, the Adviser’s management of the currency risk associated with the Fund’s investments in equities and financial instruments may not cause the Fund to outperform the S&P 500 or may negatively affect the performance of the Fund, even when the S&P 500 rises.

Equity Risk.  The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Exchange-Traded Funds and Investment Companies Risk.  The Fund’s investments in ETFs and other investment companies generally subjects the Fund to its proportionate share of an investment company’s expenses and entails the same risks as the individual stocks held by the investment company. In addition, certain ETF securities may trade and be purchased by the Fund at a premium or discount to the aggregate value of the underlying securities. When selling ETF securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Forward Currency Contract Risk.  Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk.  The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its currency investments.

Index Futures Risk.  The use of index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had invested directly in the securities underlying the index.

Leverage Risk.  Certain transactions of the Fund’s derivatives transactions, such as when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.  For example, a small investment in equity index futures could have a meaningful impact on performance.

Liquidity Risk.  Certain securities and derivatives held by the Fund may be difficult (or impossible) to sell at the time and price the Adviser would like.  As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended.  In the event the U.S. Department of the Treasury issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Trading Practices Risk. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Performance Information
The Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 9, 2011
Registrant Name	dei_EntityRegistrantName	FORUM FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 12, 2011
Prospectus Date	rr_ProspectusDate	Sep 12, 2011
Merk Currency Enhanced U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Merk Currency Enhanced U.S. Equity Fund (the “Fund”) seeks to generate total return that exceeds that of the S&P 500 Index, by investing in securities and instruments that create exposure to U.S. equities and currencies.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Based on estimated amounts for the current fiscal year. AFFE are fees and expenses the Fund incurs when investing in other funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
 This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Investor Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Institutional Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to exceed the total return of the S&P 500 Index (“S&P 500”) by managing the currency exposure associated with investments in U.S. equities and financial instruments that provide exposure to the S&P 500.  Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies  and financial instruments that provide exposure to U.S. equities and currencies.  The Fund intends to obtain investment exposure to the S&P 500 equivalent to the value of its net assets by investing in exchange traded funds (“ETFs”), other investment companies, securities of companies included in the S&P 500 and S&P 500 derivatives. Because the Fund invests in currency derivatives, the Fund can invest in currencies, while concurrently obtaining investment exposure to the S&P 500 equivalent to the value of its net assets.

To gain exposure to the S&P 500, the Fund typically will invest principally in index-based ETFs and other investment companies that track the S&P 500.  The Fund also may seek exposure to the S&P 500 by investing directly in the common stocks of companies listed on the S&P 500 or indirectly in options, futures, options on futures and swaps.  The performance of these equities and financial instruments in which the Fund will invest is expected to correlate closely to the performance of the S&P 500.

The S&P 500 is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. The Fund intends to remain invested in ETFs, other investment companies, S&P 500 common stocks, and S&P 500 derivatives, even when the S&P 500 is declining.

To achieve returns that exceed the S&P 500, the Adviser will seek to actively manage the currency exposure associated with the broad U.S. equities markets by seeking exposure to the currencies of countries that, in the Adviser’s opinion, have liquid currency markets.  The Fund may, but generally will not, take delivery of foreign currencies and sell actual foreign currencies. Rather, the Fund will typically enter into derivative currency transactions, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps and cross currency swaps. The assets that will be used to settle the Fund’s investments in currency derivatives will be invested in common stocks and financial instruments that provide exposure to the S&P 500.

The Adviser will make currency exposure allocations based on quantitative analysis and qualitative analysis.

Quantitative Analysis.  The Adviser may consider quantitative factors to determine portfolio allocations.  Quantitative factors that the Adviser may consider include fundamental and technical analysis of currency and economic data.  Fundamental considerations may include a country’s gross domestic product or the central bank’s benchmark interest rate.  Technical considerations may include the relative performance of currencies over time.

Additionally, the Adviser may utilize statistical currency analysis to assess overall currency risk to the portfolio.  This process is referred to as “risk overlay.”

Qualitative Analysis.  Qualitative factors that the Adviser may consider include an analysis of monetary policies pursued by central banks and economic environments; a country’s perceived political stability; the risk of government intervention in its financial markets; and proprietary analysis on the outlook of a country’s currency.  This process is referred to as “macro overlay.”

The Adviser integrates the quantitative and qualitative analyses by:

•	Determining currency allocations based on quantitative factors;

•	Balancing currency allocations based on a “risk overlay,” and

•	Utilizing a “macro overlay” to adjust currency allocations based on qualitative factors.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. equities, currencies and financial instruments that provide exposure to U.S. equities and currencies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Counterparty Risk. A counterparty to a derivative or other financial instrument entered into by the Fund may become bankrupt or otherwise fail to perform its obligations due to financial difficulties.  The Fund may experience delays in obtaining recovery or obtain limited or no recovery in such circumstances.

Currency Exchange Rate Risk.  Changes in currency exchange rates may affect the U.S. dollar value of the Fund’s investments, including forward currency contracts, cross currency forwards, currency futures, currency swaps and cross currency swaps.

Currency Management Strategies Risk.  Currency management strategies, including currency forwards and cross currency forwards, options on currencies, currency futures contracts, options on currency futures contracts, currency swaps, cross currency swaps, and cross-hedging, may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser expects.

Derivatives Risk. The risks of investments in derivatives, including swaps, options, futures contracts and options on futures contracts, include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

Enhanced Correlation Risk. Because the Fund invests in ETFs based on the S&P 500, equities of companies in the S&P 500 and financial instruments that provide exposure to the S&P 500, the Fund’s performance generally may move in the same direction as the S&P 500.  However, the Adviser’s management of the currency risk associated with the Fund’s investments in equities and financial instruments may not cause the Fund to outperform the S&P 500 or may negatively affect the performance of the Fund, even when the S&P 500 rises.

Equity Risk.  The Fund is subject to the risks of broad stock market decline or a decline in particular holdings. In addition, the value of a security may decline for a number of reasons which directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Exchange-Traded Funds and Investment Companies Risk.  The Fund’s investments in ETFs and other investment companies generally subjects the Fund to its proportionate share of an investment company’s expenses and entails the same risks as the individual stocks held by the investment company. In addition, certain ETF securities may trade and be purchased by the Fund at a premium or discount to the aggregate value of the underlying securities. When selling ETF securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted.

Foreign Instruments Risk. Foreign investments are subject to risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer.

Forward Currency Contract Risk.  Entering into forward currency transactions may generate profits or losses for the Fund depending upon movements in the currencies in which the forward currency contract is denominated.

Geographic Concentration Risk.  The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its currency investments.

Index Futures Risk.  The use of index futures involves additional risks and transaction costs that could leave the Fund in a worse position than if it had invested directly in the securities underlying the index.

Leverage Risk.  Certain transactions of the Fund’s derivatives transactions, such as when-issued, delayed delivery or forward commitment transactions, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.  For example, a small investment in equity index futures could have a meaningful impact on performance.

Liquidity Risk.  Certain securities and derivatives held by the Fund may be difficult (or impossible) to sell at the time and price the Adviser would like.  As a result, the Fund may have to hold these investments longer than it would like and may forego other investment opportunities.  There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

Tax Risk.  As a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended.  In the event the U.S. Department of the Treasury issues regulations excluding from the definition of “qualifying income” a regulated investment company’s foreign currency gains not “directly related” to its “principal business” of investing in securities (or options and futures with respect thereto), the Fund’s Board may authorize a significant change in investment strategy or Fund liquidation.

Trading Practices Risk. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Fund has been in operation for one calendar year.
Merk Currency Enhanced U.S. Equity Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Merk Currency Enhanced U.S. Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable	rr_RedemptionFeeOverRedemption	none
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359

[1]	The Adviser is contractually obligated to pay all expenses of the Fund other than the following: management fees, distribution and/or service fees, shareholder servicing fee, Acquired Fund Fees and Expenses ("AFFE"), taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation or other expenses outside of the typical day-to-day operations of the Fund.
[2]	Based on estimated amounts for the current fiscal year. AFFE are fees and expenses the Fund incurs when investing in other funds.